GENERAL INFORMATION - Cybersecurity incident in Ukraine (Details) - Kyivstar ₴ in Millions, $ in Millions			6 Months Ended
	Dec. 31, 2023 UAH (₴)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Donations	₴ 100	$ 3
Decrease in revenue			$ 46